SULLIVAN & WORCESTER LLP
                               1666 K STREET, N.W.
                             WASHINGTON, D.C. 20006
                             TELEPHONE: 202-775-1200
                             FACSIMILE: 202-293-2275

    1290 AVENUE OF THE AMERICAS                 ONE POST OFFICE SQUARE
    29th FLOOR                                  BOSTON, MASSACHUSETTS 02109
    NEW YORK, NEW YORK 10104                    TELEPHONE: 617-338-2800
    TELEPHONE: 212-660-3000                     FACSIMILE: 617-338-2880
    FACSIMILE: 212-660-3001

                                                    November 30, 2006



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                           Met Investors Series Trust
                      (BlackRock Large-Cap Core Portfolio)
                                 CIK: 0001126087



Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Met Investors Series Trust (the "Trust"). This filing relates to the acquisition of the assets and liabilities of BlackRock Large Cap Portfolio, a series of the Metropolitan Series Fund, Inc., by and in exchange for shares of BlackRock Large-Cap Core Portfolio, a series of the Trust.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                                        Very truly yours,

                                                        /s/Robert N. Hickey
                                                        -----------------------
                                                        Robert N. Hickey

Enclosures
cc:  Elizabeth Forget
     Richard Pearson
     John Rizzo
     Alan Otis
     Jack Huntington